Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	218,971,949
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 31,023	$ 25,682
Short-term bank deposits	7,475	17,529
Trade receivables (net of allowance for doubtful accounts of $ 2,789 and $ 3,406 at December 31, 2011 and 2010, respectively)	41,527	47,532
Prepaid expenses and other receivables	8,293	9,435
Inventories	48,284	41,801
Total current assets	136,602	141,979
LONG-TERM ASSETS:
Long-term bank deposits		3,663
Finished goods used in operations, net	3,638	3,467
Property and equipment, net	6,194	5,472
Goodwill	50,217	50,217
Severance pay fund	3,454	3,494
Other assets	7,462	8,135
Total long-term assets	70,965	74,448
TOTAL ASSETS	207,567	216,427
CURRENT LIABILITIES:
Restructured debt	17,730	12,298
Trade payables	30,159	27,584
Other accounts payable and accrued expenses	38,461	41,515
Deferred revenues and customer advances	18,245	16,692
Total current liabilities	104,595	98,089
LONG-TERM LIABILITIES:
Restructured debt	82,714	100,449
Accrued post-employment benefits	9,329	8,626
Deferred revenues	8,070	6,319
Other liabilities	13,460	15,884
Total long-term liabilities	113,573	131,278
TOTAL LIABILITIES	218,168	229,367
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2011 and 2010; Issued: 219,007,476 and 215,376,076 shares at December 31, 2011 and 2010 respectively; Outstanding: 218,971,949 and 215,340,549 shares at December 31, 2011 and 2010 respectively;	4,291	4,192
Additional paid-in capital	540,950	540,288
Accumulated other comprehensive income	15,457	14,569
Accumulated deficit	(571,197)	(571,887)
Treasury shares, at cost (35,527 shares at December 31, 2011 and 2010)	(102)	(102)
Total shareholders' equity (deficiency)	(10,601)	(12,940)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 207,567	$ 216,427

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 2,789		$ 3,406
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	900,000,000	900,000,000	900,000,000	900,000,000
Ordinary shares, shares issued	219,007,476	219,007,476	215,376,076	215,376,076
Ordinary shares, shares outstanding	218,971,949	218,971,949	215,340,549	215,340,549
Treasury stock, shares	35,527	35,527	35,527	35,527

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 199,714		$ 189,149	$ 178,705
Services	47,268		48,581	47,391
Total revenues	246,982		237,730	226,096
Cost of revenues:
Products	106,240		95,532	87,199
Services	28,226		28,207	30,050
Total cost of revenues	134,466		123,739	117,249
Gross profit	112,516		113,991	108,847
Operating expenses:
Research and development	16,526		16,363	14,584
Selling and marketing	72,891		69,725	67,443
General and administrative	16,912		17,813	20,516
Legal settlements, net	766		(1,981)	683
Restructuring and other related costs				3,927
Total operating expenses	107,095		101,920	107,153
Operating income	5,421		12,071	1,694
Financial expenses, net	3,725		3,880	1,457
Income before taxes on income	1,696		8,191	237
Taxes on income (income tax benefit)	1,006		2,446	(2,452)
Net income	$ 690		$ 5,745	$ 2,689
Basic and diluted net earnings per share		[1]	$ 0.03	$ 0.01

[1]	Less than 1 cent.

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance, value at Dec. 31, 2008	$ (41,246)	$ 4,156	$ 520,925	$ (102)	$ 14,096	$ (580,321)
Balance, shares at Dec. 31, 2008		177,227,212
Issuance of shares and warrants, net, value	14,862	36	14,826
Issuance of shares and warrants, net, shares		38,108,202
Warrants granted to bank and modification of issued warrants (see also Note 9)	2,493		2,493
Exercise of employees' share options, value	5		5
Exercise of employees' share options, shares		5,135
Compensation related to employees' share option plan	1,170		1,170
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	726				726		726
Unrealized loss on pension items, net of taxes	47				47		47
Foreign currency translation adjustments	(1,195)				(1,195)		(1,195)
Net income	2,689					2,689	2,689
Total comprehensive income, net							2,267
Balance, value at Dec. 31, 2009	(20,449)	4,192	539,419	(102)	13,674	(577,632)
Balance, shares at Dec. 31, 2009		215,340,549
Compensation related to employees' share option plan	869		869
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	(899)				(899)		(899)
Unrealized loss on pension items, net of taxes	(172)				(172)		(172)
Foreign currency translation adjustments	1,966				1,966		1,966
Net income	5,745					5,745	5,745
Total comprehensive income, net							6,640
Balance, value at Dec. 31, 2010	(12,940)	4,192	540,288	(102)	14,569	(571,887)
Balance, shares at Dec. 31, 2010	215,340,549	215,340,549
Exercise of employees' share options, value	14		14
Exercise of employees' share options, shares		11,875
Cashless exercise of warrants		99	(99)
Cashless exercise of warrants, shares		3,619,525
Compensation related to employees' share option plan	747		747
Comprehensive income, net:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge	412				412		412
Unrealized loss on pension items, net of taxes	(211)				(211)		(211)
Foreign currency translation adjustments	687				687		687
Net income	690					690	690
Total comprehensive income, net							1,578
Balance, value at Dec. 31, 2011	$ (10,601)	$ 4,291	$ 540,950	$ (102)	$ 15,457	$ (571,197)
Balance, shares at Dec. 31, 2011	218,971,949	218,971,949

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 690	$ 5,745	$ 2,689
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,551	5,500	6,129
Compensation related to employees' share option plan	747	869	1,170
Interest payments and debt adjustment	(2,286)	(2,169)	(3,044)
Deferred income taxes, net	1,451	1,080	1,085
Decrease (increase) in trade receivables, net	6,927	(5,613)	(4,673)
Decrease (increase) in inventories	(6,427)	(2,780)	16,114
Increase in finished goods used in operations	(2,794)	(3,129)	(2,845)
Decrease in prepaid expenses and other receivables	876	1,249	879
Increase (decrease) in trade payables	2,539	9,280	(58)
Increase (decrease) in other accounts payable and accrued expenses (including short and long-term deferred revenues)	(693)	4,029	(848)
Increase (decrease) in accrued post-employment benefits, net	161	149	(938)
Increase (decrease) in other long-term liabilities	(1,298)	1,022	2,589
Other, net	(206)	70	(292)
Net cash provided by operating activities	4,238	15,302	17,957
Cash flows from investing activities:
Purchase of property and equipment	(2,773)	(2,109)	(1,912)
Investment in short-term and long-term bank deposits	(3,591)	(25,407)	(15,000)
Proceeds from maturity of short term bank deposits	17,514	19,333
Net cash provided by (used in) investing activities	11,150	(8,183)	(16,912)
Cash flows from financing activities:
Issuance of share capital, net			14,862
Proceeds from exercise of share options	14		5
Repayments of long-term loans from bank	(10,000)	(8,000)	(10,148)
Net cash provided by (used in) financing activities	(9,986)	(8,000)	4,719
Effect of exchange rate change on cash and cash equivalents	(61)	302	78
Increase (decrease) in cash and cash equivalents	5,341	(579)	5,842
Cash and cash equivalents at the beginning of the year	25,682	26,261	20,419
Cash and cash equivalents at the end of the year	31,023	25,682	26,261
Supplemental disclosure of cash flow activities:
Cash paid during the year for interest	4,085	3,916	4,280
Cash paid during the year for taxes	1,120	738	1,291
Non cash transactions:
Fair value of the modified bank warrants which was deducted from bank debt as part of restructuring			2,491
Fair value of cash fee which was deducted from bank debt as part of restructuring			$ 526

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1: -	GENERAL

Lumenis Ltd. together with its subsidiaries (the "Company") is an Israeli company engaged in research and development, manufacture, marketing, sale and servicing of laser and light-based systems and accessories for surgical, aesthetic and ophthalmic applications. The Company offers a broad range of such products that are used in a variety of applications, including ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology, general surgery, dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne, treatment of burns and scars, secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies. The Company's products use proprietary technology and, accordingly, the Company holds numerous patents and licenses.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to account receivables and sales allowances, inventory write-offs, goodwill, accrued warranty costs, legal contingencies, income taxes, retirement and post-retirement benefits (including the actuarial assumptions), as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues is generated in U.S dollars. In addition, most of the Company's costs are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional currency of Lumenis Ltd. and certain subsidiaries is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of certain subsidiaries of Lumenis Ltd. of which the functional currency is not the dollar have been translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity (deficiency).

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. As of December 31, 2011 and 2010, the Company's bank deposits were in U.S. dollars and New Israel Shekels ("NIS") and bore interest at weighted average interest rates of 2.9% and 2.08%, respectively. Short-term deposits are presented at their cost, including accrued interest.

f.	Inventories:

Inventories are stated at the lower of cost or market and include raw materials, work in process and finished goods. Cost is determined as follows:

Raw Materials and Work in Progress (WIP) - Cost is determined on a standard cost basis utilizing weighted average of historical purchases, which approximates actual cost.

Finished goods are stated at the lower of cost (weighted average cost method) or market, based on standard cost which includes labor and manufacturing overhead.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence, estimated current and future market values and new product introductions. When recorded, the write-offs are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory write-offs may be required.

During 2011, 2010 and 2009, the Company recorded write-offs for inventory no longer required in amounts of $ 5,807, $ 2,540 and $ 2,563, respectively.

g.	Long-term bank deposits:

Bank deposits with maturities of more than one year are included in long-term assets. As of December 31, 2011, the Company did not hold any long-term bank deposits.

As of December 31, 2010, the Company's bank deposit was in New Israel Shekels and bore interest of 2.44%. Long-term deposit is presented at cost, including accrued interest.

h.	Finished goods used in operations:

Finished goods used in operations represent finished products used for promotional purposes and are generally depreciated over a period of three years.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

j.	Long-lived assets:

The Company's property and equipment and finished goods used in operations are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such asset. If the asset in not recoverable, then if the carrying amount of an asset exceeds the fair value of such asset, an impairment charge is recognized with respect to the asset in the amount of such excess. During 2011, 2010 and 2009, no impairment losses were identified.

k.	Goodwill:

Goodwill has been recorded in the Company's consolidated financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired and is accounted for under ASC 350, "Intangibles - Goodwill and Other". Goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test requires the Company to identify the reporting units, and compare the fair value of each of these reporting units to the respective carrying value. If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be performed to compute the amount of the impairment.

The Company identifies three reporting units that represent the three business reporting segments in which it operates, namely: (i) Surgical; (ii) Aesthetic; and (iii) Ophthalmic. Accordingly, the carrying amount of goodwill was assigned to each reporting segment.

As of December 31, 2011, 2010 and 2009 the goodwill amount assigned to each of the Surgical and Aesthetic reporting segment did not change.

For purposes of performing the first step of the ASC 350 impairment test, the Company estimated the fair value of each of the reporting units using the Income Approach in the form of a discounted cash flow ("DCF") analysis. Significant estimates used in the calculation of DCF include estimates of future cash-flows, future short-term and long-term growth rates and weighted average cost of capital for each reporting unit. In addition, the Market Approach, which indicates the fair value of a business based on a comparison of the subject company to comparable/guideline publicly traded companies and/or transactions in its industry, was utilized to corroborate the overall value for the reporting units.

During 2011, 2010 and 2009, no impairment losses were recorded, as the fair value of all business units, as determined in the first step of impairment test, exceeded their carrying value.

l.	Revenue recognition:

The Company recognizes revenues in accordance with ASC 605-10-S99, (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), which requires that the following four criteria be met in order to recognize revenue:

1.	Persuasive evidence of an agreement exists;

2.	Delivery has occurred or services have been rendered;

3.	The selling price is fixed or determinable; and

4.	Collectability is reasonably assured.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company generally considers distributors as end-users.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred revenue includes primarily the fair value of unearned amounts of service contracts, arrangements with specific acceptance provisions that have not been satisfied by the end of the period and cases where the Company has not completed delivery of goods in accordance with the agreed-upon delivery terms.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accounts Standards Update (''ASU'') 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)". ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary type of transactions in which the Company engages for which ASU 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	products;

-	installation of systems and training; and

-	extended warranty contracts (most systems are sold with a standard one year warranty).

The Company considers the sale of a product and the extended warranty element in the related agreement to be two separate accounting units of the arrangement and defers the relative selling price of the extended warranty element to the period in which it is earned.

In respect of sale of products, installation of systems and training, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are not essential to the functionality of the Company's systems. Accordingly, installation and training are considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system, installation and training upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation and training costs as appropriate.

For sale transactions entered into prior to January 1, 2011, the Company was required to account for sales of its products in accordance with ASC 605-25 (prior to its amendment by ASU 2009-13). ASC 605-25 generally required revenue earned on arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (extended warranty) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement. Any discount in the arrangement was allocated to the delivered element.

For fiscal 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific products and services. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The best estimate of selling price is established considering multiple factors including, but not limited to pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, and industry technology lifecycles.

In addition, pursuant to the guidance of ASU 2009-13, the residual method of allocating arrangement consideration has been eliminated and the Company allocates arrangements' consideration based on the relative selling price method.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010, which for the Company was January 1, 2011, the first day of the Company's 2011 fiscal year.

The adoption of ASU 2009-13 did not have a material impact on the Company's consolidated results of operations and financial condition.

m.	Research and development costs:

Research and development costs are charged to the Company's statement of operations as incurred.

n.	Accrued warranty costs:

The Company generally warranties the majority of its products against defects and bugs for up to one-year, with certain products carrying a warranty for a more extended period of up to three years. The warranty period begins upon shipment, installation or delivery, depending upon the specifics of the transaction. The Company records a liability for accrued warranty costs at the time of sale of a unit, which represents the remaining warranty on products sold based on historical warranty costs and management's estimates. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

Changes in the Company's warranty allowance during the following periods are as follows:

	Year ended December 31,
	2011	2010	2009

Balance at the beginning of the year	$5,936	$5,744	$6,352
Warranties issued during the year	9,688	7,363	6,205
Costs incurred with respect of warranties during the year	(9,165)	(7,171)	(6,813)

	$6,459	$5,936	$5,744

o.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were approximately $ 392, $ 439 and $ 500, respectively.

p.	Accounting for income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

q.	Accrued post-employment benefit:

The majority of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

The Company recorded its liability for severance pay as if it was payable at each balance sheet date (based on the "shut-down method") in accordance with ASC 715, "Compensation-Retirement Benefits".

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009, were approximately $ 2,065, $ 1,779 and $ 2,079, respectively.

The Company has an unfunded defined benefit plan in respect of its employees in Japan. Such plan is a defined benefit plan and is unsecured.

Below are the measurement principles employed by the Company with respect to pension expenses for its Japanese employees:

1.	The net pension expenses for each accounting period consist of the following components:

a)	Current service costs - the actuarial increase in the pension liability relating to employee pension benefits in respect of the reporting period;

b)	Current interest costs - the increase in the pension liability due to the passage of time; and

c)	Actuarial losses (profits) recognized during the period, as described in (3) below.

2.
The net pension liability included in the balance sheet - computed on the basis of the liability at the beginning of the period, plus the current service costs and the current interest costs, less benefit payments.

3.
The difference, at the balance sheet date, between the pension liability, computed as stated in (2) above, and the actuarial liability at the same date reflects the balance of actuarial gains or losses which are deferred and are not immediately recognized in the consolidated financial statements.

These deferred actuarial gains or losses are calculated on an annual basis at the end of each year and are recorded in the statements of operations partially in the following year, if - and only if - at the end of the current reporting year, they amount to more than 10% of the greater of the following:

a)	the actuarial liability for pension payments; or

b)	the fair value of the pension fund assets.

The amount in excess of 10%, as stated above, will be recorded in the statements of operations, commencing from the following year, in equal annual installments over the anticipated period of employment (6.1 years) of the Lumenis Japan employees, who are members of the plan.

The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2011	2010

Accumulated benefit obligation	$4,742	$4,038

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$4,619	$3,473
Service cost	542	517
Interest cost	43	37
Actuarial loss	312	253
Currency exchange rate changes	237	500
Benefits paid	(346)	(161)

Projected benefit obligation at end of year	$5,407	$4,619

Net periodic benefit cost :

Service cost	$542	$517
Interest cost	43	37

Net periodic benefit cost	$585	$554

	December 31,
	2011	2010

Amounts recognized in accumulated other comprehensive income:

Net actuarial loss, net of taxes	$211	$172

Accumulated other comprehensive loss, net of taxes	$336	$125

	December 31,
	2011	2010	2009

Assumptions used to calculate amounts above:

Discount rate	0.90%	1.00%	1.10%
Rate of compensation increase	2.00%	2.00%	2.00%

Benefit payments are expected to be paid as follows:

December 31,

2012	$618
2013	$655
2014	$447
2015	$413
2016	$543
2017-2021	$3,373

r.	Employee defined contribution plan:

The Company has a 401(K) defined contribution plan covering certain employees in the United States. All eligible employees may elect to contribute up to 25%, but generally not greater than $ 16.5 per year (for certain employees over 50 years of age the maximum contribution is $ 22 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The Company matches 25% of employee contributions up to the plan limit of $ 1,000 per annum (through 2009). During the year ended December 31, 2009, the Company recorded expenses for matching contributions in amounts of $ 161. No expenses for matching contributions were recorded in 2011 and 2010.

s.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (losses) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options and warrants that have been excluded from the calculations of diluted net earnings per share was 15,307,820, 19,383,247 and 17,868,200 for the years ended December 31, 2011, 2010 and 2009, respectively.

t.	Equity-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option-pricing model that uses the weighted average assumptions noted in the table below.

The Company retained the service of a third party appraiser, to calculate the fair market value of its ordinary shares and other assumptions used in the Black-Scholes option-pricing model. The weighted average fair value of options granted during the year, as calculated by the third party appraiser, was $ 0.74, $ 0.69 and $ 0.59 for the years ended December 31, 2011, 2010 and 2009, respectively.

In applying the volatility element of the Black-Scholes option-pricing model to the Company's shares, due to the de-registration of the shares in 2006, the expected volatility of the price of such shares is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC 718-10-S99-1, (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB No. 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

	Year ended December 31,
	2011	2010	2009

Volatility	76%	75%	79%
Risk-free interest rate	1.19%	2.15%	2.30%
Dividend yield	0%	0%	0%
Expected term	4.72 years	4.57 years	5 years

The Company's annual compensation cost for the years ended December 31, 2011, 2010 and 2009 totaled $ 747, $ 869 and $ 1,170, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2010 and 2009, was comprised as follows:

	Year ended December 31,
	2011	2010	2009

Cost of goods sold	$104	$70	$59
Research and development	186	123	46
Sales and marketing	249	243	202
General and administrative	208	433	863

Total equity-based compensation expense	$747	$869	$1,170

The total unrecognized compensation cost amounted to $ 1,546 at December 31, 2011, and is expected to be recognized over a weighted average period of approximately 2.67 years.

u.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The fair value of foreign currency contracts, Interest Rate Swap (used for hedging purposes) and the embedded derivative instrument (see also Note 2w) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a   liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace; and

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value (see also Note 14).

The carrying amount of the Company's bank debt that was treated in accordance with ASC 470-60, "Debt-Troubled Debt Restructurings by Debtors", (see also Note 9) does not approximate its fair value, which amounts to $ 88,995, based on discounted future cash flows.

v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, interest rate swap and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term and long-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed upon demand and therefore bear low risk.

The trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the Americas, Europe - Middle East - Africa ("EMEA") and the Far East, including Japan. The Company and its subsidiaries perform ongoing credit evaluations of their customers and may obtain letters of credit and bank guarantees for certain receivables. In addition, the Company insures certain of its receivables with a credit insurance company. An allowance for doubtful accounts is provided with respect to specific debts that the Company has determined to be doubtful of collection.  For those debts not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Changes in the Company's allowance for doubtful accounts during the period are as follows:

	Year ended December 31,
	2011	2010	2009

Balance at the beginning of the year	$3,406	$3,701	$4,178
Doubtful debt expenses (income) during the year	(78)	56	280
Customer write-offs during the year	(564)	(306)	(815)
Exchange rate	25	(45)	58

	$2,789	$3,406	$3,701

w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency trade payables and salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in New Israel Shekels. These forward and option contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2011, the amount recorded in accumulated other comprehensive income from the Company's currency forward and option transactions is $ 344. Such amount will be recorded in the Company's earnings during 2012. At December 31, 2011, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $ 4,827 and $ 9,512, respectively. The foreign exchange forward and options contracts will expire through December, 2012.

To hedge against the potential risks related to changes in interest rates, on March 4, 2008, the Company entered into an interest rate swap ("IRS") transaction with respect to a $ 40,000 loan, which is due in stages from the third quarter of 2009 until the end of the third quarter of 2013. Under the terms of the IRS, the Company will pay a fixed interest rate of 3.13% and will receive the three month LIBOR rate of interest. The fair value of the IRS was reflected in other account payable and accrued expenses and the changes in the fair value were included in other comprehensive income ("OCI"). The IRS hedge results prior to the June 30, 2009 bank loan restructuring was recorded against the restructured loan amount, as no interest was recognized for such restructured debt (see Note 9). Subsequent to the June 30, 2009 bank loan restructuring, a pro-rata amount of the IRS hedge results representing the ratio between the recorded interest expense on the debt based on ASC 470-60 and the actual interest payments on the debt is included as part of financial expense arising from the restructured debt while the remaining amount was recorded in OCI and pro-ratably reclassified into earnings upon each principal payment.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward to economically hedge a portion of its forecasted inter-company sales denominated in euros and Japanese yen. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2011, the notional amount of foreign exchange forward contracts into which the Company entered was $ 13,442. The foreign exchange forward contracts will expire through December, 2012.

Embedded derivative instruments:

The Company has entered into a lease agreement in respect of its new facilities in Israel which contains monthly lease payments, stated in U.S. dollars, including a "floor" of the exchange rate at 1 U.S. dollar = NIS 4.05.

Pursuant to ASC 815, the floor foreign exchange currency rate creates an embedded derivative, the fair value of which should be measured and bifurcated at inception from the lease agreement and recorded as a liability. The change in the mark to market of the embedded derivative value is recorded in financial  expenses, net in each respective reporting period.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2011	2010
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$-	$980

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	335	-

Total		$335	$980

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(433)	$(961)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(344)	(1,190)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(283)	(111)
Lease embedded derivative	Other accounts payable and accrued expenses	(1,283)	(2,275)

Total		$(2,343)	$(4,537)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2011	2010	Item	2011	2010

Derivatives designated as hedging instruments:
Interest Rate Swap	$545	$(273)	Financial expenses	$(696)	$(632)
Foreign exchange option and forward contract	(133)	(626)	Operating income (expenses)	874	477

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	(1,633)	116
Lease embedded derivative	-	-	Financial (expense) income	992	(1,207)

Total	$412	$(899)		$(463)	$(1,246)

x.	Restructuring and other related costs:

During 2009 and 2008, the Company implemented two cost reduction plans. In 2008, the Company announced that it was implementing a cost reduction plan that included the layoff of approximately 160 employees. In 2009, the Company announced another cost reduction plan that included the cessation of operations of a European subsidiary and vacating part of the premises of its U.S. subsidiary. The Company recorded charges of $ 3,927 and $ 1,420 in the years ended December 31, 2009 and 2008, respectively, as a result of such processes. The Company has accounted for these restructuring plans in accordance with ASC 420, "Exit or Disposal Cost Obligation". At December 31, 2010, the 2008 plan was completed. The expected completion date of the 2009 plan is December 2012, which is the termination date of the lease of the premises of the U.S. subsidiary.

As of December 31, 2011, the major components of the restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2010	$372	$1,326	$1,698
Cash outlays	(192)	(411)	(603)

Balance as of December 31, 2010	180	915	1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	$82	$478	$560

y.	Transfers of financial assets:

ASC 860, "Transfers and servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company structures applicable arrangements such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale.

During the year ended December 31, 2011, the Company sold trade receivables to an Israeli financial institution. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. At December 31, 2011, the Company had balances of $ 5,696 from customers and trade receivables that had been sold to such financial institution.  There were no outstanding balances for such items at December 31, 2010.

The agreements pursuant to which the Company sells its trade receivables, are structured such that the Company: (i) transfers the proprietary rights in a receivable from the Company to a financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

z.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity (deficiency) during the period except those resulting from investments by, or distributions to, shareholders.

The Company has determined that its items of comprehensive income (loss) relate to loss on hedging derivatives instruments, unrealized gain from foreign currency translation adjustments and deferred pension items.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2011	2010	2009

Accumulated losses on derivative instruments	$(1,358)	$(1,770)	$(871)
Deferred pension items, net of taxes	(336)	(125)	47
Accumulated foreign currency translation differences	17,151	16,464	14,498

Total accumulated other comprehensive income, net	$15,457	$14,569	$13,674

aa.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, "Internal-Use Software". The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over three years.

ab.	Reclassification:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation.

ac.	Impact of recently issued accounting standards still not effective for the Company as of December 31, 2011:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, Topic 820 - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS ("ASU 2011-04"), which amends current fair value measurement and disclosure guidance to converge with International Financial Reporting Standards ("IFRS") and provides increased transparency around valuation inputs and investment categorization. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. Early application by public companies is not permitted. The Company's adoption of ASU 2011-04 is not expected to have a material impact on its consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 will not have an impact on its consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company's adoption of ASU 2011-08 is not expected to have an impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company's adoption of ASU 2011-12 will not have an impact on its consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS, the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not set off related arrangements associated with its financial instruments and derivative instruments. Its adoption of ASU 2011-11 is not expected to have an impact on its consolidated results of operations or financial condition.

PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES
NOTE 3:-	PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
	2011	2010

Advances to suppliers	$911	$1,004
Income/Corporate taxes	1,366	1,458
VAT and consumption tax	1,501	2,386
Prepaid expenses	1,210	1,497
Restricted Deposits	1,218	662
Fair value of financial derivatives	335	980
Other	1,752	1,448

Total prepaid expenses and other receivables	$8,293	$9,435

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$21,452	$16,663
Work in process	-	361
Finished goods	26,832	24,777

Total inventories	$48,284	$41,801

FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2011
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5:-	FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2011	2010

Finished goods used in operations	$15,922	$16,418
Accumulated depreciation	(12,284)	(12,951)

Net finished goods used in operations	$3,638	$3,467

Depreciation expense was $ 2,480, $ 2,798 and $ 3,017 in the years ended December 31, 2011, 2010 and 2009, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:

Leasehold improvements	$3,830	$3,307
Machinery and equipment	11,542	10,302
Computer, software and peripheral equipment	16,013	15,410
Office furniture and equipment	3,819	3,637
Motor vehicles	69	106

	35,273	32,762
Accumulated depreciation	29,079	27,290

Property and equipment, net	$6,194	$5,472

Depreciation expense was $ 2,071, $ 2,702 and $ 3,112 in the years ended December 31, 2011, 2010 and 2009, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The Company's balance sheet reflects goodwill, which was recorded as a result of its acquisitions of Coherent Medical Company ("CMG") and HGM Medical Systems ("HGM") in 2001.

Changes in goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Goodwill at beginning of year	$50,217	$50,217
Changes during the year	-	-

Goodwill at end of year	$50,217	$50,217

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

The Company's balance sheet reflects intangible assets that were obtained as a result of its acquisitions of CMG and HGM in 2001.

Intangible assets consisted of the following:

December 31,
2011 and 2010
Cost:
Purchased Technology	$29,229

Accumulated amortization:
Purchased Technology	29,229

Intangible assets, net	$-

Amortization expenses with respect to the Company's intangible assets for the years ended December 31, 2011, 2010 and 2009 were $ 0, $ 145 and $ 520, respectively.

BANK DEBT	12 Months Ended
Dec. 31, 2011
BANK DEBT [Abstract]
BANK DEBT
NOTE 9:-	BANK DEBT

In December 2006, the Company restructured its outstanding debt to Bank Hapoalim B.M. (the "Bank") pursuant to a restructuring agreement (the "2006 Restructuring Agreement") with the Bank.

On June 25, 2008, the Company entered into an amendment to the 2006 Restructuring Agreement (the "2008 Amendment") pursuant to which the Bank effectively rescheduled principal repayments of $ 30,000 of the $ 40,000 principal that was due for repayment in June and December 2008. The said $ 30,000 was rescheduled to be paid as follows: $ 10,000 at June 2009, $ 10,000 at June 2010 and $ 10,000 at June 2011. Pursuant to the terms of the 2008 Amendment, the $ 25,000 forgiveness by the Bank were also rescheduled such that the net repayment of $ 5,000 in June 2008 and the repayment of $ 5,000 in December 2008 were each to be accompanied by a forgiveness of $ 3,125, and the $ 10,000 repayments in each of 2009, 2010 and 2011 were each to be accompanied by a forgiveness of $ 6,250. The said $ 30,000 scheduled for repayment pursuant to the 2008 Amendment in 2009, 2010 and 2011 was to bear interest at the 3 month LIBOR rate plus 3.0%.

On June 30, 2009 and on January 24, 2010, the Company entered into further amendments (the "2009 Amendment" and "2010 Amendment") to the 2006 Restructuring Agreement that amended the repayment schedule and interest rate provisions and modified a number of covenants in the 2006 Restructuring Agreement.

The main provisions of the 2009 Amendment and 2010 Amendment are set out below:

a.	Repayment schedule, expected forgiveness and interest rate:

Set forth in the table below are the future scheduled dates for repayment of the Bank debt and the associated amounts expected to be forgiven upon future loan repayments:

	Repayment	Expected forgiveness

June 30, 2012	$15,133	$4,292
June 30, 2013	10,266	-
June 30, 2014	15,000	-
June 30, 2015	15,000	-
June 30, 2016	15,000	-
June 30, 2017	18,596	-

	$88,995	$4,292

The interest rates, as in effect prior to the 2009 Amendment were maintained at their previous level. However, an interest rate at the three month LIBOR rate plus 5.25% was applied solely as regards to the period in respect of which repayment of any rescheduled amounts (or the proportionate part thereof) was postponed.

b.	Warrants held by the Bank:

The terms of the warrants held by the Bank were modified under the 2009 Amendment. One warrant was amended so that the number of shares issuable thereunder was increased from 8,000,000 to 9,411,300 and the exercise price was reduced from $ 1.18 per share to $ 1.00 per share; and, the second warrant was amended so that the number of shares issuable thereunder was increased from 1,411,300 to 2,500,000 and the exercise price was increased from $ 1.18 per share to $ 1.40 per share. For both warrants, the exercise period was extended to June 30, 2014. The change in the incremental fair value of the modified Bank warrants was deducted from the carrying amount of the Bank debt, in accordance with ASC 470-60, in an amount of $ 2,493. The fair value of the Bank warrants was calculated using the Black-Scholes model.

c.	Cash fees to the Bank:

Under an earlier agreement, the Company agreed to pay a cash fee of $ 7,500 to the Bank if the Company's share price reached $ 7.00 per share. Pursuant to the 2009 Amendment, the period during which the Company would be obligated to pay such fee was extended to March 31, 2017 or the date of repayment, in full, of the loan to the Bank, if earlier.

As a provision of the 2008 Amendment, the Company agreed to a cash fee of $ 4,000 payable to the Bank upon the earliest occurrence of any one of the following events: (a) the Company attains an annual earnings before interest, depreciation, taxes and amortization, or EBITDA (as defined in the 2008 Amendment), in excess of $ 50,000; (b) the Company makes a public offering for the sale of its equity or convertible securities (excluding a public offering initiated by the Bank if the shares are those held by the Bank); (c) the Company sells all or substantially all of its assets; (d) one or more of the investors under the purchase agreement relating to the 2006 transaction described in paragraph a. of Note 15 and certain related parties transfer their shares in the Company to the extent that their aggregate shareholdings are reduced by at least 40% from their aggregate holdings in the Company as of June 2008; (e)  the aggregate holdings of the aforesaid investors in the Company's outstanding share capital is reduced by at least 40% from its level as at June 2008 as a result of the issuance by the Company of shares at a price above $ 1.55 per share, (f) a spin-off of the Company's assets representing at least 30% of its total assets; or (g) a voluntary repayment by the Company of at least 75% of the outstanding loan to the Bank.

Pursuant to the 2009 Amendment, this $ 4,000 fee was increased to $ 6,000. In addition, as regards the provision relating to the Company's attaining an annual EBIDTA of $ 50,000, the 2009 Amendment provides as follows:

1.	if the EBITDA for any year exceeds $ 25,000 but does not exceed $ 35,000 then the Company shall only be obligated to pay to the Bank a cash fee of $ 2,000;

2.
if the EBITDA for any year exceeds $ 35,000 but does not exceed $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 4,000, or a further $ 2,000, if the Company has already paid $ 2,000 under (1) above; and

3.
if the EBITDA for any year exceeds $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 6,000, or the balance of the amount up $ 6,000 , if the Company has already paid $ 2,000 or $ 4,000 under (1) or/and (2) above.

As of December 31, 2011 the Company did not meet the above provisions that require a payment of Cash fees to the bank.

d.	Financial covenants:

The financial covenants were modified under the 2009 Amendment and amended once again by an amendment to the covenants letter in November, 2011. Initially, the only financial covenant to which the Company was subject, commencing as of the end of the second quarter of 2009 and in effect until the end of the second quarter of 2011, was the requirement that the Company have available and accessible consolidated cash reserves of at least $ 20,000.

Effective from the end of the third quarter of 2011 until repayment of the Bank debt, the Company is required to comply with the following financial covenants as further detailed in the 2008 Amendment, the 2009 Amendment and the 2011 amendment to the covenants letter:

1.	The ratio of Total Debt to EBITDA (as defined in the 2011 amendment to the covenants letter) shall not exceed:

(i)	6.5 as of the end of each quarter (as defined in the 2006 Restructuring Agreement) commencing as of the third quarter of 2011 and ending on the first quarter of 2012 (inclusive);

(ii)	5 as of the end of each quarter commencing as of the second quarter of 2012 and ending on the first quarter of 2013 (inclusive);

(iii)	4 as of the end of each quarter commencing as of the second quarter of 2013 and ending on the first quarter of 2014 (inclusive); and

(iv)	3.5 as of the end of each quarter commencing as of the second quarter of 2014 until the Loan is repaid in full.

2.	The Interest Coverage Ratio shall be (as defined in the 2011 amendment to the covenants letter) shall be:

(i)	at least 1 as of the end of each quarter commencing as of the third Quarter of 2011 and ending on the first quarter of 2012 (inclusive); and

(ii)	at least 2 as of the end of each quarter commencing as of the second quarter of 2012 until the Loan is repaid in full.

In addition, the 2006 Restructuring Agreement also contains certain negative covenants, including, among others, negative covenants that require the Company to refrain from:

(i)	encumbering any of its assets (other than those specifically permitted by the 2006 Restructuring Agreement);

(ii)	incurring additional debt in excess of $ 30,000;

(iii)	entering into or approving any merger, consolidation, or scheme of reconstruction; making certain acquisitions;

(iv)	entering into certain transactions with related parties; and

(v)	disposing of assets, except as permitted under the 2006 Restructuring Agreement.

As of December 31, 2011, the Company met the above bank covenants.

The Company has considered the restructured Bank debt under the criteria of, and has accounted for the restructured Bank debt as, a troubled debt restructuring in accordance with ASC 470-60, which requires that the gross future cash flows of principal and interest be reflected in the balance sheet.

As of the date of the 2009 Amendment, June 30, 2009, the Company calculated the total future cash payments specified by the new terms of the Bank loan, which amounted to $ 136,522, and compared it to the carrying amount of Bank debt following the deduction of the change in the fair value of the modified warrants, which amounted to $ 128,723. Consequently, the Company had calculated an effective interest rate on the restructured loan amount. The new effective interest rate is the discount rate that equates the present value of the future cash payments specified by the new terms (excluding amounts contingently payable) with the carrying amount of the payable. The new effective interest rate as of December 31, 2011, 2010 and 2009 was an annual rate of 0.92%, 0.95% and 0.96%, respectively. The changes in the effective interest rates in respect of the above dates resulted mainly from changes in LIBOR rates.

During 2011 and 2010, the Company repaid the Bank principal payments of $ 10,000 and $ 8,000, respectively and interest payments in aggregate amounts of $ 3,373 and $ 2,961, respectively, of which amounts of $ 1,070 and $ 1,113, respectively, were recorded as interest expenses based on the new effective interest rate as mentioned above while the remaining amounts were deducted from the loan amount as required by ASC 470-60.

The Bank debt is secured by substantially all of the Company's assets - See Note 12.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Payroll and related expenses	$12,220	$12,389
Income taxes including the provision for uncertain tax positions	2,699	677
Professional services	2,782	4,139
Warranties	6,459	5,936
VAT, sales and consumption taxes	1,750	1,352
Commissions (external)	2,447	2,343
Rent and facilities	123	264
Royalties	1,156	1,727
Restructuring costs	560	1,095
Fair value of financial derivatives	2,343	4,537
Other	5,922	7,056

	$38,461	$41,515

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11:-	OTHER LONG-TERM LIABILITIES

	December 31,
	2011	2010

Deferred tax liability (1)	$8,844	$7,560
Provision for uncertain tax position	3,717	7,470
Obligations to landlord for Santa Clara facility (2)	-	315
Other	899	539

	$13,460	$15,884

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

(2)
Pursuant to an amendment dated January 16, 2007, to the Company's lease agreement for its Santa Clara, California facilities, the Company agreed to repay the landlord with interest for certain building improvements, which were funded by the landlord, over the remaining period of the lease term. The Company has provided the landlord with a letter of credit to secure payment of such amounts. The principal balance due under this amendment to the lease agreement as of December 31, 2011 and December 31, 2010 was $ 43 and $ 315, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:-	COMMITMENTS AND CONTINGENCIES

a.
The Company leases facilities and vehicles under operating leases that expire on various dates through 2020. Lease and rental expenses for the years 2011, 2010 and 2009 amounted to $ 8,103, $ 8,165 and $ 7,283, respectively. Future minimum annual lease payments under operating lease agreements are as follows:

	Rental of premises	Lease of motor vehicles

2012	$5,860	$1,411
2013	4,277	531
2014	2,572	170
2015	2,287	16
2016	2,134	10
Thereafter	6,765	-

	$23,895	$2,138

b.
The Company has outsourced its IT related services for an eight-year period beginning May 2005, for which it expects to incur payment obligations of approximately $ 3,600 to $ 4,000 annually through April 2013.

c.
As of December 31, 2011, the Company had outstanding guarantees and letters of credit with various expiration dates of approximately $ 3,255 principal amount, of which approximately $ 2,758 related to facilities, $ 150 related to legal proceeding and the remaining amount related mainly to car leases.

d.	Royalty payments:

The Company is party to various licensing agreements, which require it to pay royalties on certain product sales and based on the location of the manufacturing site at various rates, ranging from 2.0% to 9.0% of the net selling price of such products.

The Company is also obligated to pay to the Office of the Chief Scientist (the "OCS") royalties of 3-5% on the sales of products for which participations were received. Royalty-bearing participations not yet paid were approximately $ 4,470 at each of December 31, 2011 and 2010. The OCS is currently carrying out a full review of all royalties paid, or to be paid, by the Company in connection with all grants received by the Company to date.

For the years ended December 31, 2011, 2010 and 2009, the Company incurred royalty expenses in amounts of $ 2,133, $ 2,999 and $ 3,123, respectively, recorded in cost of goods sold.

e.	Legal contingencies:

The Company is a party to various legal proceedings incidental to its business.The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company currently intends to vigorously defend the below claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly).

Except as noted below, there are no legal proceedings pending or threatened against the Company that management believes are likely to have a material adverse effect on the Company's business, consolidated financial position, results of operations or cash flows.

Legal settlements

1.
Lawsuits against Alma Lasers:

On June 28, 2007, the Company filed a lawsuit for patent infringement against Alma Lasers Ltd. and Alma Lasers, Inc. (individually and jointly, "Alma") in the U.S. District Court for the Northern District of Illinois, claiming that Alma's light-based cosmetic treatment systems, including the Harmony platform, infringe seven of the Company's U.S. patents. The Company also alleged that Alma's activities constitute willful infringement of these patents. On September 2, 2010, the parties entered into a settlement agreement, whereby Alma paid to the Company $6,500 in return for a license to the Company's patent portfolio in the aesthetic field, and the infringement action against Alma was accordingly dismissed. However, the settlement of this infringement action in the U.S. District Court does not in any way affect the lawsuit that was filed by the Company against Alma and its founders in the Israeli courts (see below).

On March 26, 2008, the Company also filed a complaint in the Tel Aviv District Court in Israel against Alma Lasers Ltd and its founders (to whom we refer as the Alma Founders), all former employees of Lumenis, claiming misappropriation of the Company's trade secrets and technology and the use of such technology in certain products of Alma, which are sold worldwide. On January 12, 2010, pursuant to a motion by Alma, the U.S. District Court ruled that Israel is the most appropriate jurisdiction for adjudication of the cause of action for misappropriation of trade secrets and dismissed such cause of action from the U.S. lawsuit. The Company intends to amend the complaint with the court in Israel to include Alma Laser Inc. in that action. On April 26, 2010, the Tel Aviv District Court granted a motion filed by Alma and the Alma Founders, to transfer the case against the Alma Founders to the Israeli Labor Court, where it is ongoing. The case against Alma in the District Court is stayed until the case in the Labor Court is concluded.

2.
Claim by Trimedyne:

On August 23, 2005, the Company and Trimedyne, Inc., entered into an OEM agreement for a period of five years that provided for the purchase by the Company of certain Trimedyne products during the contract period. Trimedyne alleged that the Company had breached the contract and stated its intention to file a lawsuit against the Company with respect to such alleged claims. After extensive negotiations between the parties, in August 2010, the Company and Trimedyne entered into a settlement agreement pursuant to which the Company agreed to pay Trimedyne an amount of $ 2,000 in return for a full settlement and release of such alleged claims.

3.
Claim by Dr. Steven Bengelsdorf

On August 28, 2009, Dr. Steven Bengelsdorf filed a complaint in state court in Tennessee against Lumenis Inc. for breach of contract, negligence, fraudulent misrepresentation and violation of the Tennessee Consumer Protection Act. The complaint alleges that the Lumenis One product purchased by the plaintiff required numerous service calls. The complaint alleged damages in the approximate amount of $ 800. Dr. Bengelsdorf also claims that during one of the service calls, one of the Company's technicians deleted the patient database that was stored in the device. The case was moved to federal court on September 30, 2009. In December 2011, the parties entered into a final settlement agreement pursuant to which all claims related to the action were released and the lawsuit was dismissed.

4.
Dale Koop v. Lumenis Inc.

Dale Koop, a former senior vice president of the Company whose employment was terminated in December 2008, filed a lawsuit against the Company on September 29, 2009 with the California Superior Court in Santa Clara for wrongful termination of employment, indemnification, and other causes of action. After negotiations between the parties, in February 2011, the parties entered into a settlement agreement.

Administrative Subpoena from U.S. Department of Commerce

In or about March 2006, the Company received an Administrative Subpoena from the Office of Export Enforcement, Bureau of Industry and Security, U.S. Department of Commerce. The subpoena sought documents concerning the export of U.S. origin commodities, directly or indirectly, to the United Arab Emirates or the Islamic Republic of Iran. The U.S. Government could have assessed a penalty against the Company's U.S. subsidiary, Lumenis, Inc., because of certain unlicensed exports or reexports to Iran of devices and associated spare parts and accessories originating with Lumenis, Inc. Exports from the United States to Iran are subject to two separate sets of regulations, one administered by the U.S. Department of Commerce and the other administered by the U.S. Department of the Treasury. The Company cooperated fully with the U.S. Government's investigation that was administered by the Commerce Department, and in October 2006, the Company submitted a full report of the matter to the Commerce Department. Upon reviewing the report, the Commerce Department provided verbal notification to the Company's outside counsel that it was closing its investigation and was not recommending the imposition of any penalty. In March 2007, the Company submitted a full report to the Treasury Department. On January 31, 2012, the Treasury Department issued a "Cautionary Letter" to the Company advising that the investigation has been closed without the imposition of any monetary or other penalty against the Company. The Commerce Department's determination not to take further action does not preclude the Treasury Department from making its own determination that a penalty should be imposed.

Lawsuit by Laser Photoaesthetic Ltd.

In 2002, the Company was served by Laser Photoaesthetic Ltd., an aesthetic clinic in Athens, Greece with a complaint claiming compensation for damages that were allegedly caused by the malfunction of a "Photoderm" machine sold by the Company's agent, K.P. Parpas Hellas Aesthetic And Medical Equipment- Services-Products S.A. The complaint alleged damages in the amount of 1,235 thousand euros. The matter was tried by the Court of First Instance of Athens and the claims against the Company were rejected. The plaintiff appealed the judgment in 2006 to the Appellate Court of Athens, which subsequently issued a decision in the Company's favor.

In 2007, the plaintiff appealed the matter to the Supreme Court of Greece. The opinion of the Supreme Court Rapporteur Judge, which was released by the court on March 19, 2010 and which serves as a recommendation to the full court, recommended the dismissal of the action against the Company. The hearing on the appeal was held on February 21, 2011 and the Company is awaiting the final court ruling. The Company believes that this claim is without merit and therefore no provision was recorded in respect thereto in the financial statements.

A2G

A2G was a distributor of the Company's products in certain parts of Italy. The Company recently terminated the distribution agreement and A2G has sent a letter claiming that the Company is in breach of the distribution agreement, and that the termination itself constituted a breach of the agreement, and has threatened to take legal action against the Company. As of this date, the Company is not aware of any such action having been filed. The claim letter referred to above does not specify the amount of damages that was caused to A2G by the alleged wrongful termination of the distribution agreement, and the Company is unable to determine the amount of any potential damages allegedly suffered by A2G or the amount of any prospective lawsuit in this regard or to provide a reasonable range of such damages. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Care Medical Services Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

On January 14, 2010, Care Medical Services Ltd. ("Care") filed an action with the Israel Magistrates  Court of Tel Aviv for damages based on the alleged failure of Lumenis equipment that was sold to it by the Company's (then) distributor, Medtechnica Ltd. ("Medtechnica").  In its statement of claim, Care seeks damages of approximately $ 75 plus additional unstated damages for loss of business, goodwill, and other consequential damages.  Subsequent to the filing of the statement of claim, Care alleged additional but unspecified damages. The case has been set for trial for May, 2012. As a result, the Company is unable at this time to determine an approximate amount of damages claimed by Care or to provide a reasonable range of such damages.

The Company denies any liability to Care and is vigorously defending itself in this matter. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Aesthetica Medical Center (Eilat) Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

In April 2010, Aesthetica Medical Center (Eilat) Ltd. ("Aesthetica") filed an action in the District Court in Petah Tiqvah against Medtechnica and the Company for damages related to the sale of certain equipment by Medtechnica to the plaintiff (Medtechnica was the former distributor of Lumenis equipment in Israel). The statement of claim alleges that Medtechnica falsely represented the capabilities of certain Lumenis equipment that Medtechnica sold to the plaintiff, and as a result Aesthetica suffered certain specified damages of approximately $ 720 and other unspecified damages, to be determined by the court. As a result, the Company is unable to assess the full amount of the alleged damages or to provide a reasonable range of such damages. The case has been set for trial for April, 2012. The Company denies all allegations of liability to Aesthetica and is vigorously defending itself in this matter. The Company believes that this claim is without merit, and therefore, no provision was recorded in respect thereto in the consolidated financial statements.

Miscellaneous Lawsuits

The Company is also a defendant in various product liability lawsuits in which its products are alleged to have caused personal injury to certain individuals who underwent treatments using the Company's products, and is furthermore subject to certain efficacy claims alleging that the Company is in breach of contract with certain customers. The Company is also a party to various employment claims in some of the regions in which it operates. The Company is defending itself vigorously, maintains insurance against the product liability claims and believes that these claims individually or in the aggregate are not likely to have a material adverse effect on the Company's business, consolidated financial condition, results of operations or cash flows.

f.	Pledges and securities:

The Company's Bank debt is secured by a lien on substantially all of the Company's assets, certain fixed charges over the Company's assets and subsidiaries (including intellectual property), certain pledges of the stock of its subsidiaries and certain subsidiary guarantees securing such debt.

g.	Bank covenants:

See Note 9d.

FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET
NOTE 13:-	FINANCIAL EXPENSES , NET

	Year ended December 31,
	2011	2010	2009

Bank charges	$1,179	$950	$832
Interest expense (*)	1,765	1,744	938
Change in fair value of embedded derivative	(992)	1,207	-
Exchange rate (gain) loss, net	2,204	395	(137)

Total expenses	4,156	4,296	1,633
Interest income	(431)	(416)	(176)

Total financial expenses, net	$3,725	$3,880	$1,457

(*)
As discussed in Note 9 - Bank Debt, as a result of the Company's Bank debt restructurings in December 2006 and June 2008 and in accordance with ASC 470-60, interest on the Company's debt has been charged directly to the loan. Accordingly, interest payments in 2008 were recorded against the Bank debt liability and not as interest expense. Commencing with the 2009 Amendment to the 2006 Restructuring Agreement, the Company recorded interest expense in accordance with the new effective interest rate pursuant to ASC 470-60. In addition, the interest includes interest rate swap settlement expense.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 14:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, its interest rate swap derivative liability and its embedded derivative liability related to the new facilities in Israel, at fair value using the market approach valuation technique. Foreign currency derivative contracts, fair value of the interest rate swap derivative liability and fair value of the embedded derivative liability are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2011 and 2010 were presented on the Company's consolidated balance sheet as follows:

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,343)	$-	$(2,343)	$-

	December 31, 2010
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$980	$-	$980	$-

Total assets	$980	$-	$980	$-

Liabilities:

Interest Rate Swap	$(961)	$-	$(961)	$-
Foreign currency derivative instruments	(1,301)	-	(1,301)	-
Lease embedded derivative	(2,275)	-	(2,275)	-

Total liabilities	$(4,537)	$-	$(4,537)	$-

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 15:-	SHARE CAPITAL

a.
In December 2006 and in June 2007, the Company raised $ 120,000 and $ 30,000, respectively from two major shareholders (the "Investors"). The amount of shares purchased by the Investors and their assignees in 2006 and 2007, including shares issued upon the exercise of their 2006 Warrants, are subject to adjustment for all losses, indemnities, liabilities and expenses exceeding, or not otherwise covered by, the Company's insurance coverage, in connection with a concluded investigation by the United States Securities and Exchange Commission, securities class action lawsuits (settled in 2008) and certain other matters relating, in whole or in part, to matters occurring prior to the closing of the 2006 transaction (the "Relevant Amounts"). Adjustments for this purpose are made by the issuance to the Investors and their assignees of additional ordinary shares for no additional consideration. Pursuant to these adjustment provisions, on March 18, 2009, the Company issued 24,466,936 shares to the Investors and certain assignees. In addition, an adjustment was made to the exercise price under the 21,250,000 then outstanding warrants (see also c below) issued to the Investors in the 2006 transaction to reflect an exercise price of 110% of the adjusted price per share paid by the Investors. Based upon Relevant Amounts incurred by the Company to December 2008, the exercise price of such warrants was reduced to $ 1.0039 per share.

b.
On June 25, 2009, the Company consummated a $ 15,000 equity financing, pursuant to several share purchase agreements (the "2009 Purchase Agreements") entered into with each of its two major shareholders and a new external investor investing through two parallel funds, which provided for the sale and issuance by the Company to such investors of an aggregate of 13,636,364 of the Company's ordinary shares at a price of $ 1.10 per share. The 2009 Purchase Agreements also provided for the grant by the Company to such investors of five-year warrants to purchase an aggregate of 6,818,183 of the Company's ordinary shares at an exercise price of $ 1.30 per share. The Company classified the warrants granted as equity instruments in accordance with ASC 815.

Stock Option and Share Incentive Plans

The Company has three Stock Option and Share Incentive Plans, described below, under which employees, officers, non-employee directors and non-employees of the Company and its subsidiaries may be granted options to purchase ordinary shares of the Company. All of such plans are administered by the Company's board of directors. Options granted under these plans may not expire later than ten years from the date of grant.

Options granted under all share incentive plans that are cancelled or forfeited before expiration become available for future grant.

2000 Share Option Plan (the "2000 Plan")

The Company's 2000 Plan, as most recently amended in September 2006, permitted the grant, through July 2011, of stock options to directors, officers, employees and certain consultants and dealers of the Company and its subsidiaries. Although no further grants may be made under this plan, existing awards continue in full force in accordance with the terms under which they were granted.

Israel 2003 Share Option Plan (the "2003 Israel Plan")

The Company's 2003 Israel Plan permits the grant, through March 2013, of stock options solely to directors, officers and employees of the Company and its subsidiaries who are residents of Israel. As of December 31, 2011, 2,000,000 ordinary shares are reserved for option grants under such plan.

2007 Share Incentive Plan (the "2007 Plan")
The 2007 Plan permits the grant, through January 2017, of awards consisting of stock options, restricted stock, and other share-based awards (including cash and stock appreciation rights) to the Company's employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company. As of December 31, 2011, 11,500,000 ordinary shares are reserved for option grants under such plan. During 2011, the Company granted only stock options out of the 2007 Plan. Awards granted under the 2007 Plan have a maximum exercise period of seven years from the date of grant. Awards granted under the 2007 Plan are generally exercisable over four years.

A summary of the status of the Company's option plans as of December 31, 2011 and changes during the year ended on that date is presented below:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	18,148,591	3.09
Changes during the year:
Granted	862,665	1.25
Exercised	(11,875)	1.22
Forfeited or cancelled	(4,236,401)	8.79

Options outstanding at the year end	14,762,980	1.35	$2,505

Options vested and expected to vest at the year end	13,998,186	1.36	$2,434

Options exercisable at the year end	12,118,145	1.39	$2,259

The total intrinsic value for the options exercised during the year ended December 31, 2011 was $1.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of December 31, 2011	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$
0.90 - 1.49	13,767,452	3.07	1.04	11,122,617	2.46	1.02
1.50 - 2.99	548,400	1.46	1.98	548,400	1.46	1.98
3.00 - 4.99	219,666	0.37	3.74	219,666	0.37	3.74
5.00 - 6.99	2,275	0.35	6.63	2,275	0.35	6.63
7.00 - 8.99	21,269	0.19	8.17	21,269	0.19	8.17
9.00 - 10.99	45,421	0.61	10.03	45,421	0.61	10.03
11.00 and above	158,497	0.73	19.07	158,497	0.73	19.07

	14,762,980	2.93		12,118,145	2.34

On January 30, 2007 and April 18, 2007, the Company granted its Chief Executive Officer options to purchase an aggregate of 4,896,959 ordinary shares under the 2007 Plan. As part of the Chief Executive Officer's employment agreement, the initial exercise price per share of the options ($ 1.0722) is subject to adjustment to an exercise price per share equivalent to the effective price per share paid by the Investors under the purchase agreement relating to the 2006 transaction described above in paragraph a, as adjusted to take account of the issuance of additional ordinary shares pursuant to the adjustment mechanism under the agreement. Based upon the share adjustment, and subject to further adjustment, the exercise price was reduced to $ 0.9126 per share during 2009. The Company recognized compensation expenses related to these options according to the accelerated attribution method.

c.
In connection with the private placement executed on December 2006 (see also a above), the Company granted to its two major shareholders a five-year warrant to purchase 21,250,000 ordinary shares of the Company at an exercise price of $1.0039 per share (as adjusted).  On November 7, 2011, the major shareholders delivered notices of warrant exercise by way of a cashless exercise, in accordance with the terms of the warrants.  Based on the fair market value of the Company's ordinary shares as at December 31, 2011, as calculated by a third party appraisal, the cashless exercise of the warrant resulted in the issuance to the major shareholders of 3,619,525 ordinary shares. Although the share certificates for these shares were not physically issued until 2012, the exercise was effective on November 7, 2011 (the date of delivery of the notice of exercise), entitling the major shareholders to those shares and all the accompanying rights as shareholders of the Company as of that earlier date.  Accordingly, the Company reflected such cashless exercise in its balance sheets and statements of changes in shareholders' equity (deficiency) as of December 31, 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16:-	INCOME TAXES

a.	Measurement of taxable income:

Under Israeli law (the Income Tax (Inflationary Adjustments) Law, 1985), until 2007, the Company's results for tax purposes were adjusted annually as a result of changes in the Israeli Consumer Price Index (CPI).

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to such law that limits its scope starting in 2008, and thereafter. Starting in 2008, the Company's results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company", as defined by Israel's Law for the Encouragement of Industry (Taxes), 1969, and, as such, the Company is entitled to certain tax benefits, mainly: amortization of costs relating to know-how and patents over eight years; accelerated depreciation; and the right to deduct public issuance expenses for tax purposes.

c.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Certain of the Company's investment programs have been granted "Approved Enterprise" status under the Law. According to the provisions of the Law, the Company has elected the "alternative benefits" program and as such is entitled to receive certain tax benefits, including accelerated depreciation of fixed assets in the investment programs, as well as a full tax exemption on undistributed income that is derived from the portion of the Company's and its subsidiaries' facilities granted Approved Enterprise status, for a period of 10 years. The benefits commence with the date on which taxable income is first earned. The period of tax benefits detailed above is subject to expiration upon the earlier of 12 years from the year in which the program commenced its operations or 14 years from the year of  approval as an Approved Enterprise.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Law, regulations published thereunder and the certificates of approval for the specific investments in an "Approved Enterprise". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

If the net retained tax-exempt income is distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program under the law (currently, such tax rate is 25% of any gross dividend).

As of December 31, 2011, the Company had approximately $ 185,380 derived from tax-exempt profits earned by its "Approved Enterprises" prior to and including 2001. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's "Approved Enterprises".

Income of the Company from sources other than an "Approved Enterprise" during the period of benefits will be taxable at regular corporate tax rates.

On April 1, 2005, an amendment to the Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Original Law (the "Original Law"). Generally, investment programs of the Company that already obtained an Approved Enterprise status from the Investment Center of the Israeli Ministry of Industry, Trade and Labor (the "Investment Center") prior to the effective date of the 2005 Amendment will continue to be subject to the Original Law's provisions. With respect to the Law's "alternative benefit" program, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law, such that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. A qualifying enterprise is a "Privileged Enterprise", rather than an "Approved Enterprise", as it was previously called. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by a company, or (2) year of election of Privileged Enterprise status.

The Company has been granted the status of Approved Enterprise, under the Law, with respect to six investment programs (the "Programs"). Out of the Programs, the Company's benefit period related to its first, second, third, fourth and fifth investment programs has ended; therefore, the Company's income attributable to these investment programs is no longer entitled to tax benefits. The tax benefits attributable to the Company's current Approved Enterprises are scheduled to expire in phases by 2014.

The Company's Israeli tax return for 2008, submitted to the Israeli Tax Authority (the "ITA") in 2009, included a notice by the Company opting for 2008 as the Year of Election of its "Privileged Enterprise" under the 2005 Amendment. The period of tax benefits for a new Privileged Enterprise for the Company did not commence, however, due to the Company's then-current losses. The tax benefits attributable to the Company's current Privileged Enterprises are scheduled to expire in 2019.

In December 2010, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The amendment was enacted as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire "Preferred Income". The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

As of December 31, 2011 the Company decided not to opt to apply the amendment.

d.	Tax assessments:

The Company files income tax returns in various jurisdictions with varying statutes of limitations.

On September 16, 2009, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2000 through 2003 in an amount of $ 2,100, which resulted in a refund to the Company of $ 6,600. In addition, the Company waived its tax losses from the fiscal years 2003 and earlier. As of December 31, 2011 the Company is under examination by the ITA for years 2004-2010 (excluding 2007).

On April 13, 2011 the Company's U.S. subsidiaries reached a settlement with the Internal Revenue Service for the years 2007-2009. The terms of the settlement included the finalizing of the Company's US  tax assessments for fiscal years 2007 through 2009 which resulted in an immaterial refund to the Company. In addition, the Company will be able to utilize net operating losses carry forward subject to Section 382 of the US Internal Revenue Code and the expiration schedule of such losses in the total amount of approximately $ 51,000.

In February 2011, the Company's subsidiary in Germany received final tax assessments for the years 2004-2007, with no material impact on the Company's consolidated financial statements.

In December 2011, the Company's subsidiary in India received final tax assessments for the year 2008, with no material impact on the Company's consolidated financial statements.

The Company's subsidiary in France is open for assessment and under examination for the years 2007-2009. The Company's subsidiary in Hong Kong is open for assessment since 2005, and the Company's subsidiary in China is open for assessment since its year of incorporation, 2006.

e.	Corporate tax rates in Israel:

On July 25, 2005, the Knesset approved the Law for the Amendment of the Income Tax Ordinance (No. 147), 2005, which prescribed, among other provisions, a gradual decrease in the corporate tax rate in Israel to the following tax rates: in 2010 and thereafter - 25%.

In July 2009, the Knesset passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011. The tax rate in effect for 2011 was 24% (2010 -25%).

Recently, the Law for Change in the Tax Burden (Legislative Amendments) (Taxes), 5772-2011, (the "Tax Burden Law 2011"), was published by the Government of Israel. The Tax Burden Law 2011 cancelled the scheduled progressive reduction of the corporate tax rate that had been approved in 2009 and instead set the corporate tax rate at 25% from 2012 and thereafter.

f.	Net operating loss carry-forwards:

As of December 31, 2011, the Company had carry-forward operating and capital tax losses totaling approximately $ 242,500 and $ 46,500, respectively, out of which approximately $ 167,000 and $ 45,500 of losses, respectively were attributed to Israel, which can be carried forward indefinitely and $ 67,500 were attributed to the U.S. subsidiary, which can be carried forward up until 2031.

Due to an approved merger of two of the Company's former Israeli subsidiary companies, the net operating losses prior to the merger (effective as of December 31, 2006) will be carried forward to subsequent years and may be set off against the merged company's taxable income, commencing with the tax year immediately following the merger. The use of the tax loss carry-forward from the effective approved merger date and prior years is limited to the lesser of:

12.5% of the aggregate net operating loss carry-forwards of the merged companies prior to the effective date of the merger; and

 50% of the combined company's taxable income in the relevant tax year.

f.	Cont.

The above-noted limitation on the use of carry-forward tax losses applies for a period of eight years commencing with the tax year immediately following the merger. (i.e. through December 31, 2014).

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010

Deferred tax assets:
Net operating loss carry-forwards	$81,455	$45,006
Accrued employees costs	1,922	1,566
Reserves and allowances	5,680	7,098
Intangibles	4,061	5,017
Restructured loan (see Note 9)	1,788	577
Research and development expenses	3,908	3,831
Other	2,204	2,782

Deferred tax assets before valuation allowance	101,018	65,877
Valuation allowance	(96,883)	(61,751)

Deferred tax assets	$4,135	$4,126

Deferred tax liabilities:
Goodwill	$(8,844)	$(7,560)

Deferred tax liabilities	$(8,844)	$(7,560)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

h.	A reconciliation of the Company's effective tax expense (benefit) to the Company's theoretical statutory tax expense (benefit) is as follows:

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of operations	$1,696	$8,191	$237

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax benefit	$407	$2,048	$62
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	870	(1,021)	1,042
Taxes in respect of prior years	329	(155)	(4,481)
Non-deductible expenses	406	328	472
Uncertain tax position	(1,213)	840	(24)
Other	207	406	477

Actual tax expense (benefit)	$1,006	$2,446	$(2,452)

i.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic	$(846)	$4,791	$(3,193)
Foreign	2,542	3,400	3,430

	$1,696	$8,191	$237

j.	Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2010	2009

Current (including the impact of ASC 470)	$(445)	$1,366	$(3,537)
Deferred	1,451	1,080	1,085

	$1,006	$2,446	$(2,452)

Domestic	$41	$279	$(4,470)
Foreign	965	2,167	2,018

	$1,006	$2,446	$(2,452)

k.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2011	2010

Opening balance	$7,637	$6,533
Increases related to prior year tax positions	344	887
Decreases related to prior year tax positions	(692)	-
Increases related to current year tax positions	221	314
Settlements	(136)	(10)
Decreases related to lapses of statute of limitations	(1,255)	(87)

Closing balance	$6,119	$7,637

The balance of total unrecognized tax benefits at December 31, 2011, is $ 6,119 that, if potentially recognized, would affect the effective rate in the Company's statement of operations.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $ (29), $ 579 and $ 416, respectively, for interest and penalties expenses (income) related to uncertain tax positions. The accrued interest and penalties at December 31, 2011 and 2010 is $ 3,986 and $ 4,015, respectively.

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 17:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2011	2010	2009
Numerator:
Net income available to shareholders of Ordinary shares	$690	$5,745	$2,689

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	215,884,160	215,340,549	208,705,900
Effect of dilutive securities:
Employee stock options	1,841,885	1,020,238	82,128
Warrants	5,339,873	3,358,216	613,909
Denominator for diluted net earnings per share - adjusted weighted average number of shares	223,065,918	219,719,003	209,401,937

SEGMENTS AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC AREA INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHIC AREA INFORMATION

a.	General:

The Company has determined that it operates under three reportable segments in accordance with ASC 280, "Segment Reporting", namely, the development, manufacturing, marketing sale and service of laser and light based systems and appliances for:

•	Surgical applications, primarily ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology and general surgery.

•
Aesthetic applications, primarily dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne and treatment of burns and scars.

•	Ophthalmic applications, primarily secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies.

In addition, the Company conducts business globally and is managed on a geographic basis of four separate geographic units, as follows: the Americas, Europe (including the Middle East and Africa), China/APAC and Japan.

b.	Financial data relating to reportable operating segments:

1.
The following financial information is the information that management uses for analyzing the Company's results. The figures are presented on a consolidated basis as presented to management. The Company presents segment information based on its reporting business units.

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	$47,517	$40,332	$24,771	$(104)	$112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095

Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	$42,908	$46,985	$24,168	$(70)	$113,991

Operating expenses (income)	36,616	41,107	25,233	(1,036)	101,920

Operating income	$6,292	$5,878	$(1,065)	$966	$12,071

	Year ended December 31, 2009
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$79,253	$86,066	$60,777	$-	$226,096

Gross profit	$42,126	$41,243	$25,538	$(60)	$108,847

Operating expenses	37,117	39,080	24,716	2,313	103,226
Restructuring expenses	-	-	-	3,927	3,927

Operating income (loss)	$5,009	$2,163	$822	$(6,300)	$1,694

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

2.	The following financial information categorizes the Company's assets according to segments:

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets *)	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets *)	$35,238	$43,625	$30,544	$56,803	$166,210
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$717	$844	$548	$-	$2,109
Depreciation and amortization	$1,870	$2,200	$1,430	$-	$5,500

c.	Geographic information:

	Year ended December 31, 2011
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2010
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2009
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$98,821	$45,206	$39,012	$43,057	$226,096
Total long-lived assets	$3,238	$4,577	$426	$1,174	$9,415
Goodwill	$37,009	$13,208	$-	$-	$50,217

SUBCONTRACTORS	12 Months Ended
Dec. 31, 2011
SUBCONTRACTORS [Abstract]
SUBCONTRACTORS
NOTE 19: -	SUBCONTRACTORS

The Company is dependent upon sole source suppliers for certain key components used in its products. Management believes that in most cases other suppliers could provide similar components at comparable terms. A change of suppliers, however, could cause a material delay in manufacturing and a possible loss of sales, which could adversely affect the Company's operating results and financial position.